1933 Act File No. 2-10415
                                     1940 Act File No. 811-1

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

    Pre-Effective Amendment No.      ................

    Post-Effective Amendment No.   111  .............         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

    Amendment No.   51  .............................         X__

                      FEDERATED STOCK AND BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania  15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 __  immediately upon filing pursuant to paragraph (b).
__X on February 1, 2007 pursuant to paragraph (b).
___ 60 days after filing pursuant to paragraph (a)(i).
___ on _________________ pursuant to paragraph (a)(i).
   75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street N.W.
Washington, D.C.  20006









PART C.    OTHER INFORMATION

Item 23.
           (a)  (i)        Conformed copy of Articles of Amendment to
                           the Articles of Incorporation of the
                           Registrant; (25)
                (ii)       Conformed copy of Articles Supplementary, to
                           the Articles of Incorporation of the
                           Registrant; (25)
           (b)  (i)        Copies of By-Laws of the Registrant as
                           amended; (14)
                (ii)       Copy of Amendment #13 to the By-Laws of the
                           Registrant; (19)
                (iii)      Copy of Amendment #14 to the By-Laws of the
                           Registrant; (19)
                (iv)       Copy of Amendment #15 to the By-Laws of the
                           Registrant; (19)
                (v)        Copy of Amendment #16 to the By-Laws of the
                           Registrant; (22)
                (vi)       Copy of Amendment #17 to the By-Laws of the
                           Registrant; (24)
                (vii)      Copy of Amendment #18 to the By-Laws of the
                           Registrant; (25)
                (viii)     Copy of Amendment #19 to the By-Laws of the
                           Registrant; (26)
                (ix)       Copy of Amendment #20 to the By-Laws of the
                           Registrant; (+)
           (c)  (i)        Copy of Specimen Certificate for Shares of
                           Capital Stock of the Registrant; (15)
                (ii)       Copy of Specimen Certificate for Shares of
                           Capital Stock (Class B Shares) of the
                           Registrant; (16)
                (iii)      Copy of Specimen Certificate for Shares of
                           Capital Stock (Class C Shares) of the
                           Registrant; (16)
           (d)  (i)        Conformed copy of Investment Advisory
                           Contract of the Registrant; (13)
                (ii)       Conformed Copy of the Amendment to the
                           Investment Advisory Contract of the
                           Registrant; (21)
                (iii)      Conformed copy of Assignment of Investment
                           Advisory Contract of the Registrant; (24)
                (iv)       Conformed copy of Sub-Advisory Agreement of
                           the Registrant; (24)
           (e)  (i)        Conformed copy of Distributor's Contract
                           including Exhibit A of the Registrant; (12)
                (ii)       Conformed copy of Exhibit B to the
                           Distributor's Contract of the Registrant;
                           (15)
                (iii)      Conformed Copy of Distributor's Contract and
                           Exhibit 1 to the Distributor's Contract of the Registrant; (18)






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                (iv)       The Registrant hereby incorporates the
                           conformed copy of the specimen Mutual Funds
                           Sales and Service Agreement; Mutual Funds
                           Service Agreement; and Plan Trustee/Mutual
                           Funds Service Agreement from Item 24 (b) (6)
                           of the Cash Trust Series II Registration
                           Statement on Form N-1A, filed with the
                           Commission on July 24, 1995. (File Numbers
                           33-38550 and 811-6269)
                (v)        Conformed Copy of Amendment dated June 01,
                           2001 to the Distributor's Contract of the
                           Registrant; (21)
                (vi)       Conformed copy of Exhibit B to the
                           Distributor's Contract of the Registrant;
                           (23)
                (v)        Conformed copy of Exhibit C to the
                           Distributor's Contract of the Registrant;
                           (23)
                (vi)       Conformed copy of Amendment dated October 01,
                           2003 to the Distributor's Contract of the
                           Registrant; (24)
           (f)             Not applicable;
           (g)  (i)        Conformed copy of Custodian Agreement of the
                           Registrant; (13)
                (ii)       Conformed copy of Custodian Fee Schedule;
                           (17)
           (h)  (i)        Conformed copy of Amended and Restated
                           Shareholder Services Agreement; (17)
                (ii)       Conformed copy of Principal Shareholder
                           Servicer's Agreement (Class B Shares); (18)
                (iii)      Conformed copy of Shareholder Services
                           Agreement (Class B Shares); (18)
                (iv)       The responses described in Item 23(e)(iv) are
                           hereby incorporated by reference.
                (v)        The Registrant hereby incorporates the
                           conformed copy of the Second Amended and
                           Restated Shareholder Services Agreement from
                           Item (h)(v) of the Investment Series Funds,
                           Inc. Registration Statement on Form N-1A,
                           filed with the Commission on January 23,
                           2002. (Files Nos. 33-48847 and 811-07021);
                (vi)       The Registrant hereby incorporates by
                           reference the conformed copy of the Agreement
                           for Administrative Services, with Exhibit 1
                           and Amendments 1 and 2 attached, between
                           Federated Administrative Services and the
                           Registrant from Item 23(h)(iv)of the
                           Federated Total Return Series, Inc.
                           Registration Statement on Form N-1A, filed
                           with the Commission on November 29, 2004.
                           (File Nos. 33-50773 and 811-7115);
                (vii)      The Registrant hereby incorporates the
                           conformed copy of Amendment No. 3 to the
                           Amended & Restated Agreement for Fund
                           Accounting Services, Transfer Agency
                           Services, Administrative Services and Custody
                           Services Procurement from Item 23 (h)(v) of
                           the Federated U.S. Government Securities: 2-5
                           Years Registration Statement on form N-1A,
                           filed with the Commission on March 30, 2004.
                           (File Nos. 2-75769 and 811-3387).
                (viii)     The Registrant hereby incorporates the
                           conformed copy of the Second Amended and
                           Restated Services Agreement, with attached
                           Schedule 1 revised 6/30/04, from Item
                           23(h)(vii) of the Cash Trust Series, Inc.
                           Registration Statement on Form N-1A, filed
                           with the Commission on July 29, 2004.  (File
                           Nos.  33-29838 and 811-5843.
                (ix)       The Registrant hereby incorporates the
                           conformed copy of the Financial
                           Administration and Accounting Services
                           Agreement, with attached Exhibit A, revised
                           6/30/04, from Item 23(h)(viii) of the Cash
                           Trust Series, Inc. Registration Statement on
                           Form N-1A, filed with the Commission on July
                           29, 2004.  (File Nos.  33-29838 and 811-5843.
                (x)        The Registrant hereby incorporates the
                           conformed copy of Transfer Agency and Service
                           Agreement between the Federated Funds and
                           State Street Bank and Trust Company from Item
                           23(h)(ix) of the Federated Total Return
                           government Bond Fund Registration Statement
                           on Form N-1A, filed with the Commission on
                           April 28, 2005.  (File Nos. 33-60411 and 811-
                           07309).
                (xi)       The Registrant hereby incorporates by
                           reference the conformed copy of Amendment No.
                           3 to the Agreement for Administrative
                           Services between Federated Administrative
                           Services Company and the Registrant dated
                           June 1. 2005 from Item 23(h)(ii) of the Cash
                           Trust Series, Inc. Registration Statement on
                           Form N-1A, filed with the Commission on July
                           27, 2005.  (File Nos. 33-29838 and 811-5843);
                (xii)      The Registrant hereby incorporates the
                           conformed copy of Transfer Agency and Service
                           Agreement between the Federated Funds and
                           State Street Bank and Trust Company from Item
                           23(h)(viii)of the Federated Total Return
                           Government Bond Fund Registration Statement
                           on Form N-1A, filed with the Commission on
                           April 28, 2006 (File Nos. 33-60411 and 811-
                           07309);
           (i)             Opinion and Consent of Counsel as to legality
                           of shares being registered; (9)
           (j)             Conformed copy of Consent of Independent
                           Registered Public Accounting Firm; (26)
           (k)             Not applicable;
           (l)             Not applicable;
           (m)  (i)        Copy of Distribution Plan of the Registrant
                           dated February 12, 2004; (25)
                (ii)       Conformed copy of Exhibit A to the
                           Distribution Plan of the Registrant; (25)
                (iii)      Conformed copy of Exhibit B to the
                           Distribution Plan of the Registrant; (25)
                (iv)       Conformed copy of Exhibit 1 Amendment to
                           Distribution Plan of the Registrant (Class B
                           Shares); (18)
                (iv)       The responses described in Item 23(e)(iv) are
                           hereby incorporated by reference
           (n)             The Registrant hereby incorporates the Copy
                           of the Multiple Class Plan and attached
                           Exhibits from Item (n) of the Federated
                           Short-Term Municipal Trust Registration
                           Statement on Form N-1A, filed with the
                           Commission on August 28, 2006. (File Nos. 2-
                           72277 and 811-3181)
           (o)  (i)        Conformed copy of Power of Attorney of the
                           Registrant; (22)
                (ii)       Conformed copy of Limited Power of Attorney
                           of the Registrant; (16)
                (iii)      Conformed copy of Power of Attorney of Chief
                           Investment Officer of the Registrant; (22)
                (iv)       Conformed copy of Power of Attorney of
                           Treasurer of the Registrant; (19)
                (v)        Conformed copy of Power of Attorney of
                           Treasurer of the Registrant; (26)
                (vi)       Conformed copy of Power of Attorney of a
                           Director; (26)
                (vii)      Conformed copy of Power of Attorney of a
                           Director; (27)
                (viii)     Conformed copy of Power of Attorney of a
                           Director; (27)
           (p)  (i)        The Registrant hereby incorporates the
                           conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money
                           Market Obligations Trust Registration
                           Statement on Form N-1A filed with the
                           Commission on February 29, 2004. (File Nos.
                           33-31602 and 811-5950).
                (ii)       The Registrant hereby incorporates the
                           conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                           Statement on Form N-1A, filed with the
                           Commission on February 25, 2005.  (File Nos.
                           33-31602 and 811-5950);

_____________________________________________________________________
+          All exhibits filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 filed on Form N-1 February 27, 1981. (File Nos. 2-10415 and 811-1)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed on Form N-1A December 28, 1993.(File Nos. 2-10415 and 811-1)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December 29, 1994.(File Nos. 2-10415 and 811-1)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed on Form N-1A December 27, 1995. (File Nos. 2-10415 and 811-1)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996. (File Nos. 2-10415 and 811-1)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 91 filed on Form N-1A December 23, 1996. (File Nos. 2-10415 and 811-1)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 94 filed on Form N-1A October 31, 1997. (File Nos. 2-10415 and 811-1)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed on Form N-1A December 29, 1997. (File Nos. 2-10415 and 811-1)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 98 filed on Form N-1A December 30, 1998. (File Nos. 2-10415 and 811-1)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 101 filed on Form N-1A December 28, 2000 (File Nos. 2-10415 and 811-1)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 102 filed on Form N-1A December 26, 2001 (File Nos. 2-10415 and 811-1)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 103 filed on Form N-1A December 30, 2002 (File Nos. 2-10415 and 811-1)
23. Response is incorporated by reference to Registrant's Post Effective Amendment No. 105 filed on Form N-1A April 01, 2003 (File Nos. 2-10415 and 811-1)
24. Response is incorporated by reference to Registrant's Post Effective Amendment No. 106 filed on Form N-1A January 23, 2004 (File Nos. 2-10415 and 811-1)
25. Response is incorporated by reference to Registrant's Post Effective Amendment No. 107 filed on Form N-1A November 12, 2004 (File Nos. 2-10415 and 811-1)
26. Response is incorporated by reference to Registrant's Post Effective Amendment No. 109 filed on Form N-1A January 30, 2006 (File Nos. 2-10415 and 811-1)
27. Response is incorporated by reference to Registrant's Post Effective Amendment No. 109 filed on Form N-1A November 15, 2006 (File Nos. 2-10415 and 811-1)

Item 24.   Persons Controlled by or Under Common Control with
           Registrant:

           None

Item 25.   Indemnification (13)

Item 26.   Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                               John B. Fisher

Executive Vice President:                  Stephen F. Auth

Senior Vice Presidents:                    Linda A. Duessel
                                           Steven Lehman
                                           Carol R. Miller

Vice Presidents:                           G. Andrew Bonnewell
                                           David P. Gilmore
                                           Igor Golalic
                                           John W. Harris
                                           Angela Kohler
                                           Kevin McClosky
                                           John L. Nichol
                                           Michael R. Tucker

Assistant Vice Presidents:                 Dana Meissner

Secretary:                                 G. Andrew Bonnewell

Treasurer:                                 Thomas R. Donahue

Assistant Treasurer:                       Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.   Principal Underwriters:

   (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust;
                Federated  Premier  Intermediate  Municipal  Income   Fund;
                Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government
                Securities  Fund:  1-3  Years;  Federated  U.S.  Government
                Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


       (b)

        (1)                     (2)                     (3)
Positions and Offices                           Positions and Offices
  With Distributor             Name                with Registrant
_____________________     _________________     ______________________

Chairman:                 Richard B. Fisher     Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President and Director:   Thomas E. Territ

Vice President and Director:Peter J. Germain

Treasurer and Director:   Denis McAuley III

Senior Vice Presidents:   Michael Bappert
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          Harry J. Kennedy
                          Anne H. Kruczek
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Colin B. Starks
                          Robert F. Tousignant
                          Paul Uhlman

Vice Presidents:          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Daniel Brown
                          Bryan Burke
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          James Conely
                          Kevin J. Crenny
                          G. Michael Cullen
                          Beth C. Dell
                          Ron Dorman
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Jamie Getz
                          Scott Gundersen
                          Peter Gustini
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Jeffrey S. Jones
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Michael Marcin
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Vincent T. Morrow
                          Doris T. Muller
                          Alec H. Neilly
                          Rebecca Nelson
                          John A. O'Neill
                          James E. Ostrowski
                          Stephen Otto
                          Brian Paluso
                          Mark Patsy
                          Robert F. Phillips
                          Josh Rasmussen
                          Richard A. Recker
                          Ronald Reich
                          Christopher Renwick
                          Diane M. Robinson
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          John A. Staley
                          Mark Strubel
                          William C. Tustin
                          Michael Vahl
                          David Wasik
                          G. Walter Whalen
                          Stephen White
                          Jeff Wick
                          Lewis Williams
                          Edward J. Wojnarowski
                          Michael P. Wolff
                          Erik Zettlemayer
                          Paul Zuber

Assistant Vice Presidents:Robert W. Bauman
                          Charles L. Davis, Jr.
                          William Rose

Secretary:                C. Todd Gibson

Assistant Treasurer:      Lori A. Hensler
                          Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable

Item 28.   Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant...........................ReedSmith LLP
......................................Investment Management Group
......................................(IMG)
......................................12th Floor
......................................Federated Investors Tower
......................................1001 Liberty Avenue
......................................Pittsburgh, PA 15222-3779

                                     (Notices should be sent to the
                                     Agent for service at the above
                                     address)

......................................Federated Investors Funds
......................................5800 Corporate Drive
......................................Pittsburgh, PA 15237-7000

State Street Bank and................P.O. Box 8600
Trust Company........................Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing Agent")

Federated Services Company...........Federated Investors Tower
("Administrator")....................1001 Liberty Avenue
......................................Pittsburgh, PA 15222-3779

Federated Equity.....................Federated Investors Tower
Management Company of................1001 Liberty Avenue
Pennsylvania.........................Pittsburgh, PA 15222-3779
("Adviser")..........................

State Street Bank and Trust Company
("Custodian")........................P.O. Box 8600
......................................Boston, MA 02266-8600

Item 29.   Management Services:  Not applicable

Item 30.   Undertakings:

     Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK AND BOND FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of January 2007.

                  FEDERATED STOCK AND BOND FUND, INC.

                BY: /s/ Todd P. Zerega
                Todd P. Zerega, Assistant Secretary
                January 24, 2007

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

        NAME                         TITLE                DATE

By: /s/ Todd P. Zerega
Todd P. Zerega                  Attorney In Fact     January 24, 2007
ASSISTANT SECRETARY             For the Persons
                                Listed Below

John F. Donahue*                Director

J. Christopher Donahue*         President and Director
                                (Principal Executive Officer)


Richard A. Novak*               Treasurer
                                (Principal Financial Officer)

Stephen F. Auth*                Chief Investment Officer

Thomas G. Bigley*               Director

John T. Conroy, Jr.*            Director

Nicholas P. Constantakis*       Director

John F. Cunningham*             Director

Lawrence D. Ellis, M.D.*        Director

Peter E. Madden*                Director

Charles F. Mansfield, Jr*       Director

John E. Murray, Jr., J.D.,
S.J.D.*                         Director

Marjorie P. Smuts*              Director

John S. Walsh*                  Director

James F. Will                   Director

Thomas O'  Neill                Director
* By Power of Attorney